Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Mutual Fund & Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000810695
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hf
Document Creation Date	dei_DocumentCreationDate	Feb. 15, 2022
Document Effective Date	dei_DocumentEffectiveDate	Feb. 15, 2022
Prospectus Date	rr_ProspectusDate	May 01, 2021
Rational/ReSolve Adaptive Asset Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Rational/ReSolve Adaptive Asset Allocation Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Rational/ReSolve Adaptive Asset Allocation Fund

(the “Fund”)

Class A: RDMAX	Class C: RDMCX	Institutional: RDMIX

February 15, 2022

The information in this Supplement amends certain information contained in the Fund’s Summary Prospectus and Prospectus, each dated May 1, 2021.

______________________________________________________________________________

The second paragraph of the section of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary—Rational/ReSolve Adaptive Asset Allocation Fund – Principal Investment Strategies” and under the section of the Fund’s Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies – Rational/ReSolve Adaptive Asset Allocation Fund” are amended and restated as follows:

The Fund’s trading advisor, ReSolve Asset Management SEZC (Cayman) (the “Trading Advisor”), uses a proprietary methodology to create a portfolio of securities with exposures to a number of characteristics such as total-return momentum, trends, seasonal patterns, carry measures, mean reversion and others, while simultaneously maximizing diversification based on changing estimates of volatility and correlations across global asset classes. The Fund will take long or short positions in asset classes such as equity index and fixed income asset classes, commodities, currencies, volatility indexes and other alternative asset classes. A premise of the Trading Advisor’s methodology is that return, volatility and correlation are more effectively estimated by observing past returns over horizons of one year or less, rather than using long-term averages. As a result, Fund holdings and weights are regularly adjusted in response to material changes in world markets.

* * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and Statement of Additional Information, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-253-0412 or by writing to the Fund at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474.

Please retain this Supplement for future reference.